Related Party Transactions (Details) - USD ($)			3 Months Ended		9 Months Ended
	Mar. 25, 2021	Jan. 20, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Mar. 22, 2021	Feb. 02, 2021
Related Party Transactions (Details) [Line Items]
Issuance of shares					25,000
Number of common stock shares subject to forfeiture		937,500
Stock issued during period, shares, new issues		3,750,000
Loan amount		$ 300,000
Proceeds from related party debt					$ 172,000
Share price			$ 9.76		$ 9.76	$ 9.81
Working capital loan outstanding			$ 0		$ 0
Agreed amount to repay for administrative services	$ 10,000
Administrative services fee		$ 10,000	30,000		70,000
Issued and outstanding shares percentage		20.00%
Working capital loan		$ 1,500,000
Warrant price per share		$ 1
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares		7,187,500
Shares transferred to related party							35,000
Common stock, shares, outstanding						7,906,250
Common stock, shares, issued						7,906,250
Number of common stock shares subject to forfeiture						1,031,250
Percent of founder shares to company's issued and outstanding shares						20.00%
Forfeited aggregate of founder shares		937,500
Sponsor paid expenses		$ 25,000
Sponsor transferred founder shares		35,000
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Loan amount		$ 300,000
Proceeds from related party debt				$ 172,000
Working Capital Loan [Member]
Related Party Transactions (Details) [Line Items]
Convertible debt		$ 1,500,000
Convertible private placement warrants		1,500,000
Share price		$ 1
Working capital loan outstanding			$ 0		$ 0
Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transactions (Details) [Line Items]
Share transfer, trigger price per share			$ 12		$ 12
Number of consecutive trading days for determining share price					20 days
Number of trading days for determining share price					30 days
Threshold number of trading days for determining share price from date of business combination					150 days
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, shares, new issues	3,616,305	28,750,000
Threshold option period for expiration of remaining overallotment option	45 days
Forfeited aggregate of founder shares	127,174
Over-Allotment Option [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Forfeited aggregate of founder shares					127,174
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Convertible private placement warrants		1,500,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares, outstanding		7,187,500	7,779,076		7,779,076	7,906,250
Common stock, shares, issued		7,187,500	7,779,076		7,779,076	7,906,250
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction amounts of transaction		$ 25,000
Issuance of shares		7,187,500
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock shares subject to forfeiture						1,031,250
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares, outstanding		0
Common stock, shares, issued		0
Price per share		$ 12
Warrant price per share		$ 9.2
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Forfeited aggregate of founder shares		937,500